Non-controlling Interests	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Non-controlling Interests
(11)
Non-controlling
Interests
The following table presents the changes in the balances of
non-controlling
interests for the year ended December 31, 2025 and 2024 (in thousands):

	BitAccess	BT HoldCo	Total
Beginning balance January 1, 2024	$2,707	$22,480	$25,187
Distributions	—	(37,160)	(37,160)
Share-based compensation expense	31	—	31
Foreign currency translation	—	173	173
Recapitalization	—	(585)	(585)
Net (loss) income	(64)	19,564	19,500

Ending balance December 31, 2024	$2,674	$4,472	$7,146
Distributions	—	(10,116)	(10,116)
Share-based compensation expense	31	—	31
Distribution related to Up-C Restructuring	—	(8,595)	(8,595)
Foreign currency translation	(48)	(149)	(197)
Recapitalization	—	—	—
Net (loss) income	(3,497)	14,388	10,891

Ending balance December 31, 2025	$(840)	$—	$(840)

Non-controlling
Interest—BitAccess
In July 2021, the Company obtained a controlling interest in BitAccess Inc. in a business combination. The un-affiliated
interest in BitAccess Inc. is reported as
non-controlling
interests in the accompanying consolidated financial statements. As of both December 31, 2025 and December 31, 2024, the non-controlling
interest ownership was 17.86%.
The
non-controlling
interest has certain rights as defined in the Amended and Restated Shareholders Agreement, including the right, but not the obligation, to cause the Company to purchase the non-controlling
interest immediately prior to a liquidity event (as defined in the Amended and Restated Shareholders Agreement) at the fair value of the non-controlling
interest as of the liquidity event. The
non-controlling
interest is not mandatorily redeemable. The Company also holds a right, but not an obligation, to cause the non-controlling
interest holders to sell the
non-controlling
interest under the same conditions. The Merger was not considered to be a liquidity event as defined in the agreement.
Non-controlling
Interest—BT HoldCo
As a result of the
Up-C
Restructuring transaction, income attributable to BT HoldCo of $6.4 million was apportioned through the date of the transaction. As of May 30, 2025, there is no longer a balance in non-controlling
interests in BT HoldCo. See Note 2a for further discussion of the
Up-C
Restructuring.